UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 13, 2016 to March 11, 2016

Commission File Number of Issuing entity:	333-177354-02

Central Index Key Number of issuing entity:	0001552328

UBS-Barclays Commercial Mortgage Trust 2012-C2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-177354

Central Index Key Number of depositor:	0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001541886
UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0000312070
Barclays Bank PLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001548405
Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor: 0001089877
KeyBank National Association
(Exact name of sponsor as specified in its charter)

David Schell, Executive Director (212) 713-3375
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-0613665
46-0621519
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7535
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On March 11, 2016 a distribution was made to holders of the certificates issued by UBS-Barclays Commercial Mortgage Trust 2012-C2. The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

No assets securitized by UBS Commercial Mortgage Securitization Corp. (the 'Depositor') and held by UBS-Barclays Commercial Mortgage Trust 2012-C2 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from February 13, 2016 to March 11, 2016.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The CIK number of the Depositor is 0001532799.

UBS Real Estate Securities Inc., one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The CIK number of UBS Real Estate Securities Inc. is 0001541886.

Barclays Bank PLC, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 16, 2016. The CIK number of Barclays Bank PLC is 0000312070.

Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, formerly known as Archetype Mortgage Funding II LLC, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 05, 2016. The CIK number of Starwood Mortgage Capital LLC, formerly known as Archetype Mortgage Capital LLC is 0001548405.

KeyBank National Association, one of the sponsors, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 29, 2016. The CIK number of KeyBank National Association is 0001089877.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
On December 17, 2015, U.S. Bank National Association, the trustee under five (5) pooling and servicing agreements for (i) Wachovia Bank Commercial Mortgage Trust 2007-C30, (ii) COBALT CMBS Commercial Trust 2007-C2, (iii) Wachovia Bank Commercial Mortgage Trust 2007-C31, (iv) ML-CFC Commercial Mortgage Trust 2007-5 and (v) ML-CFC Commercial Mortgage Trust 2007-6 commenced a proceeding with the Second Judicial District Court of Ramsey County, Minnesota (“Court”) for a declaratory judgment as to the proper allocation of certain proceeds in the alleged amount of $560 million (“Disputed Proceeds”) received by CWCapital Asset Management LLC (“CWCAM”) in connection with the sale of the Peter Cooper Village and Stuyvesant Town property in New York, New York (the “Property”) securing loans held by those trusts. CWCAM was the special servicer of the Property. The petition requests the court to instruct the trustee, the trust beneficiaries, and any other interested parties as to the amount of the Disputed Proceeds, if any, that constitute penalty interest and/or the amount of the Disputed Proceeds, if any, that constitute gain-on-sale proceeds, with respect to each trust. On February 24, 2016, CWCAM made a limited appearance with the Court to file a motion to dismiss this proceeding based on lack of jurisdiction, mootness, standing, and forum non conveniens. There can be no assurances as to the outcome of this motion or the proceeding or the possible impact on CWCAM. However, CWCAM believes that it has performed its obligations under the related pooling and servicing agreements in good faith, and that the Disputed Proceeds were properly allocated to CWCAM as penalty interest, and it intends to vigorously contest any claim that such Disputed Proceeds were improperly allocated as penalty interest.

Since 2014 various plaintiffs or groups of plaintiffs, primarily investors, have filed claims against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts. The plaintiffs or plaintiff groups have filed substantially similar complaints against other RMBS trustees, including Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo. The complaints against U.S. Bank allege the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and assert causes of action based upon the trustee's purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaints also assert that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and that the trustee purportedly failed to abide by a heightened standard of care following alleged events of default.

Currently U.S. Bank is a defendant in multiple actions alleging individual or class action claims against the trustee with respect to multiple trusts as described above with the most substantial case being: BlackRock Balanced Capital Portfolio et al v. U.S. Bank National Association, No. 605204/2015 (N.Y. Sup. Ct.) (class action alleging claims with respect to approximately 794 trusts) and its companion case BlackRock Core Bond Portfolio et al v. U.S Bank National Association, No. 14-cv-9401 (S.D.N.Y.). Some of the trusts implicated in the aforementioned Blackrock cases, as well as other trusts, are involved in actions brought by separate groups of plaintiffs related to no more than 100 trusts per case.

There can be no assurance as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 3. Sales of Securities and Use of Proceeds.
None

Item 4. Defaults Upon Senior Securities.
None

Item 5. Submission of Matters to a Vote of Security Holders.
None

Item 6. Significant Obligors of Pool Assets.
The 110 William Street Mortgage Loan is a Significant Obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for UBS-Barclays Commercial Mortgage Trust 2012-C2.

Based on the borrower's operating statement with an end date of December 31, 2015, Loan 6011100001 (ProSupp ID 1, 110 William Street) has a 2015 Net Operating Income of $13,720,783.00 as of December 31, 2015.

Item 7. Change in Sponsor Interest in the Securities.
None

Item 8. Significant Enhancement Provider Information.
Not Applicable

Item 9. Other Information.
None

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C2, relating to the March 11, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

Date: March 22, 2016	By: /s/ Siho Ham
Name: Siho Ham
Title: Executive Director

By: /s/ Alfred Fernandez
Name: Alfred Fernandez
Title: Executive Director

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of UBS-Barclays Commercial Mortgage Trust 2012-C2, relating to the March 11, 2016 distribution.